Benefit Plans (Estimated Future Benefit Payments and Medicare Part D Reimbursements) (Details) - THE DAYTON POWER AND LIGHT COMPANY [Member] - Pension [Member] $ in Millions	Dec. 31, 2018 USD ($)
2016	$ 26.7
2017	26.5
2018	26.3
2019	26.0
2020	25.9
2021 - 2025	$ 125.1